EQUITY - Common Shares Reserved for Options, Warrants and Preferred Stock (Details)	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options and preferred stock	548,366	586,566
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options and preferred stock	548,366	586,566
Preferred shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options and preferred stock